Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 364
Additional provisions	144
Provision releaseds	(13)
Utilisation and other	(132)
Ending balance	363
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	44
Additional provisions	25
Provision releaseds	(12)
Utilisation and other	(8)
Ending balance	49
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	166
Additional provisions	16
Provision releaseds	(1)
Utilisation and other	(15)
Ending balance	166
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	1
Additional provisions	0
Provision releaseds	0
Utilisation and other	(1)
Ending balance	0
Property
Disclosure of other provisions [line items]
Beginning balance	74
Additional provisions	1
Provision releaseds	0
Utilisation and other	(11)
Ending balance	64
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	38
Additional provisions	10
Provision releaseds	0
Utilisation and other	(2)
Ending balance	46
Restructuring
Disclosure of other provisions [line items]
Beginning balance	28
Additional provisions	8
Provision releaseds	0
Utilisation and other	(12)
Ending balance	24
Other
Disclosure of other provisions [line items]
Beginning balance	13
Additional provisions	84
Provision releaseds	0
Utilisation and other	(83)
Ending balance	£ 14